Depreciation, Amortization and Impairment Losses (Tables)	12 Months Ended
Dec. 31, 2019
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES.
Summary of Depreciation, Amortization and Impairment losses
a)	The detail of depreciation, amortization and impairment losses for the years ended December 31, 2019, 2018 and 2017, are as follows:

	For the years ended December 31,
	2019	2018	2017
	ThCh$	ThCh$	ThCh$
Depreciation	(224,724,380)	(202,971,892)	(145,873,065)
Amortization	(11,903,007)	(12,215,408)	(6,811,041)
Total	(236,627,387)	(215,187,300)	(152,684,106)

b)	The detail of the items related to impairment for the years ended December 31, 2019, 2018 and 2017 is as follows:

	For the years ended December 31,
	Generation			Distribution			Other			Total
	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
(*) Impairment Losses	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Property, Plant and Equipment (see Note 18)	(280,020,263)	—	—	—	—	—	—	—	—	(280,020,263)	—	—
Investment Property (see Note 19)	—	—	—	—	—	—	(742,389)	(779,825)	—	(742,389)	(779,825)	—
Total Reversal of impairment losses (impairment losses) recognized in profit or loss	(280,020,263)	—	—	—	—	—	(742,389)	(779,825)	—	(280,762,652)	(779,825)	—
Impairment gains and reversals of impairment losses (Impairment losses) determined in accordance with IFRS 9 (see Note 11.d)	(1,338,599)	(106,264)	55,494	(8,153,419)	(4,676,808)	(7,993,311)	(554,982)	—	—	(10,047,000)	(4,783,072)	(7,937,817)